Dividend	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Dividend
11.	Dividend

A distribution of NT$1.00 per share (including cash distribution from capital surplus of NT$0.70 per share) was approved by the shareholders of the Company on May 26, 2017. The distribution of NT$856,754 thousand was fully paid on July 12, 2017 to all ordinary shareholders of record at the close of business on June 19, 2017.

A dividend of NT$0.30 per share was approved by the shareholders of the Company on June 26, 2018. The dividend of NT$256,806 thousand (US$8,390 thousand) was fully paid on October 31, 2018 to all ordinary shareholders of record at the close of business on October 25, 2018.